Business combinations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Business combinations
30. Business combinations
During the year the Group made some small acquisitions, including Lumerit Education and Smart Sparrow, for total consideration of £40m. Details of the assets acquired, and the associated consideration, are shown in the table below.

all figures in £ millions	2019
Intangible assets	23
Trade and other receivables	1
Trade and other liabilities	(2)
Net assets acquired	22
Goodwill	18
Total	40
Satisfied by:
Cash	40
Total consideration	40
There were no significant acquisitions in 2018. There were no material adjustments to prior year acquisitions in 2019. The net cash outflow relating to acquisitions in the year is shown below.

All figures in £ millions	2019	2018	2017
Cash flow on acquisitions
Cash – current year acquisitions	(40)	—	—
Deferred payments for prior year acquisitions and other items	(5)	(5)	(11)

Net cash outflow	(45)	(5)	(11)

During 2019, the Group’s associate, Penguin Random House raised additional capital from its owners in proportion to their equity interests with the Group’s share being £40m.